Document And Entity Information (USD $)	12 Months Ended
	Dec. 31, 2014	Feb. 23, 2015
Document and Entity Information [Abstract]
Entity Registrant Name	HMN FINANCIAL INC
Document Type	10-K
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	0
Entity Public Float		$ 0
Amendment Flag	false
Entity Central Index Key	0000921183
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2014
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	FY